Fair Value Measurements - Fair Value Measurement on Company's Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2024		Sep. 30, 2023
Available-for-sale securities:
Available-for-sale securities	$ 311,162	[1]	$ 530,805	[2]
Money Market Funds [Member]
Available-for-sale securities:
Available-for-sale securities	142,920		308,354
Corporate Bonds [Member]
Available-for-sale securities:
Available-for-sale securities	108,420		150,310
U.S. Government Treasuries [Member]
Available-for-sale securities:
Available-for-sale securities	35,533		41,138
Municipal Bond [Member]
Available-for-sale securities:
Available-for-sale securities	4,191		7,096
Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Available-for-sale securities	16,660		16,792
Asset Backed Obligations [Member]
Available-for-sale securities:
Available-for-sale securities	3,438		7,115
Recurring [Member]
Available-for-sale securities:
Available-for-sale securities	311,162		530,805
Equity Investments	42,190		47,985
Derivative financial instruments, net	(6,380)		(36,832)
Other liabilities	(52,139)		(24,627)
Total	294,833		517,331
Recurring [Member] | Money Market Funds [Member]
Available-for-sale securities:
Available-for-sale securities	142,920		308,354
Recurring [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Available-for-sale securities	108,420		150,310
Recurring [Member] | U.S. Government Treasuries [Member]
Available-for-sale securities:
Available-for-sale securities	35,533		41,138
Recurring [Member] | Municipal Bond [Member]
Available-for-sale securities:
Available-for-sale securities	4,191		7,096
Recurring [Member] | Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Available-for-sale securities	16,660		16,792
Recurring [Member] | Asset Backed Obligations [Member]
Available-for-sale securities:
Available-for-sale securities	3,438		7,115
Level 1 [Member] | Recurring [Member]
Available-for-sale securities:
Available-for-sale securities	178,453		349,492
Equity Investments	0		0
Derivative financial instruments, net	0		0
Other liabilities	0		0
Total	178,453		349,492
Level 1 [Member] | Recurring [Member] | Money Market Funds [Member]
Available-for-sale securities:
Available-for-sale securities	142,920		308,354
Level 1 [Member] | Recurring [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Available-for-sale securities	0		0
Level 1 [Member] | Recurring [Member] | U.S. Government Treasuries [Member]
Available-for-sale securities:
Available-for-sale securities	35,533		41,138
Level 1 [Member] | Recurring [Member] | Municipal Bond [Member]
Available-for-sale securities:
Available-for-sale securities	0		0
Level 1 [Member] | Recurring [Member] | Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Available-for-sale securities	0		0
Level 1 [Member] | Recurring [Member] | Asset Backed Obligations [Member]
Available-for-sale securities:
Available-for-sale securities	0		0
Level 2 [Member] | Recurring [Member]
Available-for-sale securities:
Available-for-sale securities	132,709		181,313
Equity Investments	0		0
Derivative financial instruments, net	(6,380)		(36,832)
Other liabilities	0		0
Total	126,329		144,481
Level 2 [Member] | Recurring [Member] | Money Market Funds [Member]
Available-for-sale securities:
Available-for-sale securities	0		0
Level 2 [Member] | Recurring [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Available-for-sale securities	108,420		150,310
Level 2 [Member] | Recurring [Member] | U.S. Government Treasuries [Member]
Available-for-sale securities:
Available-for-sale securities	0		0
Level 2 [Member] | Recurring [Member] | Municipal Bond [Member]
Available-for-sale securities:
Available-for-sale securities	4,191		7,096
Level 2 [Member] | Recurring [Member] | Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Available-for-sale securities	16,660		16,792
Level 2 [Member] | Recurring [Member] | Asset Backed Obligations [Member]
Available-for-sale securities:
Available-for-sale securities	3,438		7,115
Level 3 [Member] | Recurring [Member]
Available-for-sale securities:
Available-for-sale securities	0		0
Equity Investments	42,190		47,985
Derivative financial instruments, net	0		0
Other liabilities	(52,139)		(24,627)
Total	(9,949)		23,358
Level 3 [Member] | Recurring [Member] | Money Market Funds [Member]
Available-for-sale securities:
Available-for-sale securities	0		0
Level 3 [Member] | Recurring [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Available-for-sale securities	0		0
Level 3 [Member] | Recurring [Member] | U.S. Government Treasuries [Member]
Available-for-sale securities:
Available-for-sale securities	0		0
Level 3 [Member] | Recurring [Member] | Municipal Bond [Member]
Available-for-sale securities:
Available-for-sale securities	0		0
Level 3 [Member] | Recurring [Member] | Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Available-for-sale securities	0		0
Level 3 [Member] | Recurring [Member] | Asset Backed Obligations [Member]
Available-for-sale securities:
Available-for-sale securities	$ 0		$ 0

[1]	Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s consolidated balance sheets. As of September 30, 2024, $168,242 of securities were classified as short-term interest-bearing investments and $142,920 of securities were classified as cash and cash equivalents.
[2]	Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s consolidated balance sheets. As of September 30, 2023, $222,451 of securities were classified as short-term interest-bearing investments and $308,354 of securities were classified as cash and cash equivalents.